Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2019	Dec. 31, 2018
Inventories
Raw materials and merchandise	€ 4,218	€ 4,628
Work in progress	6,938	5,436
Total current inventories	€ 11,156	€ 10,064	[1]

[1]	The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.